Business Segment and Geographical Information - Schedule of Distribution of Depreciation and Amortization by Geographical Area (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Long-lived assets	$ 474,581	$ 504,152
Ireland
Segment Reporting Information [Line Items]
Long-lived assets	172,016	143,025
Rest of Europe
Segment Reporting Information [Line Items]
Long-lived assets	89,265	99,721
U.S.
Segment Reporting Information [Line Items]
Long-lived assets	165,597	213,311
Rest of World
Segment Reporting Information [Line Items]
Long-lived assets	$ 47,703	$ 48,095